Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000807878
Prime Series (Second Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prime Series Colorado Investors Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares of the Colorado Investors Class of Prime Series.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Colorado Investors Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Prime Series invests exclusively in the following high quality, short-term money market instruments:

•      US Government and agency obligations, and repurchase agreements involving these obligations

•      Obligations of US companies

•      Obligations of financial institutions

•      Obligations of US municipalities

•      Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

•      Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series' share price could fall.

•      Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

•      Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates how Colorado Investors Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how Colorado Investors Shares have performed over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 338-3383.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return: Q2 2012	0.07%
Lowest Quarter Return: Q4 2013	0.03%
YTD as of 9/30/14 (not annualized):	0.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (%) (for the periods ended December 31, 2013)
Prime Series (Second Prospectus Summary) | Prime Series | Colorado Investors Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.07%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other expenses:	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Less: Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-06-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	51
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	92
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 213
Annual Return 2012	rr_AnnualReturn2012	0.26%
Annual Return 2013	rr_AnnualReturn2013	0.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.15%
Since inception	rr_AverageAnnualReturnSinceInception	0.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2011

[1]	The Adviser has contractually agreed to waive fees payable to it by the Colorado Investors Class through June 30, 2016, to the extent necessary such that aggregate fees paid to the Adviser by the Colorado Investors Class do not exceed the aggregate fees that would have been paid to the Adviser by the Colorado Investors Class under the fee structure in place prior to July 1, 2014. Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser also may, but is not obligated to, further reduce its investment advisory, administration or transfer agent fees payable by Prime Series to help Prime Series achieve a more competitive yield. Fees waived pursuant to the voluntary fee deferral agreement which exceed those waived pursuant to the contractual limitation described above may be recouped by the Adviser for up to three years, subject to certain terms and conditions.
[2]	Colorado Investors Class Shares inception: 7/14/11